Commitments	12 Months Ended
Jun. 30, 2019
Disclosure of commitments [Abstract]
Commitments
Commitments
The Group leases various offices in locations such as Amsterdam, the Netherlands; the San Francisco Bay Area, California, New York, New York, Austin, Texas, and Boston, Massachusetts, United States; Sydney, Australia; Manila, the Philippines; Bengaluru, India; Yokohama, Japan; and Ankara, Turkey under non-cancellable operating leases expiring within one to nine years. The leases have varying terms, escalation clauses and renewal rights. On renewal, the terms of the leases are renegotiated. The Group incurred rent expense on its operating leases of $38.6 million, $23.6 million, and $12.2 million during the fiscal years ended 2019, 2018 and 2017, respectively.
Additionally, the Group has a contractual commitment for services with third-parties related to its cloud services platform and data centers. These commitments are non-cancellable and expire within two to four years.
Commitments for minimum lease payments in relation to non-cancellable operating leases and purchase obligations as of June 30, 2019 were as follows:

	Operating Leases	Other Contractual Commitments	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2020	$38,790	$108,978	$147,768
Years ending 2021 - 2024	148,021	219,342	367,363
Thereafter	144,037	—	144,037
Total commitments	$330,848	$328,320	659,168